CERTIFICATE OF AMENDMENT
TO THE
AMENDED AND RESTATED BY-LAWS
OF
GUGGENHEIM TAXABLE MUNICIPAL MANAGED DURATION TRUST

WHEREAS, the Trustees of Guggenheim Taxable Municipal Managed Duration Trust, a Delaware statutory trust (the “Trust”), have approved the amendment of the Trust’s Amended and Restated By-Laws, dated August 27, 2020 (the “By-Laws”), in accordance with Section 6.1 thereof and Section 3.9 of the Amended and Restated Declaration of Trust of the Trust, to reflect the change of the name of the Trust to “Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust”;

THEREFORE, effective November 19, 2020, the By-Laws is amended by changing the name of the Trust to “Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust”.

[Signature Page Follows]

IN WITNESS WHEREOF, the undersigned, being the Secretary of the Trust, has executed this Certificate of Amendment on the 23rd day of July, 2021.

/s/ Mark. E. Mathiasen

Mark E. Mathiasen

Secretary of the Trust